N-2	Aug. 16, 2022
Cover [Abstract]
Entity Central Index Key	0001385818
Amendment Flag	false
Securities Act File Number	001-38247
Document Type	8-K
Entity Registrant Name	AYTU BIOPHARMA, INC.
Entity Address, Address Line One	373 Inverness Parkway
Entity Address, Address Line Two	Suite 206
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	720
Local Phone Number	437-6580
Entity Emerging Growth Company	false